Exploration for and evaluation of oil and natural gas resources - Carrying amount by geographical location (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 15,539	$ 17,284	[1]	$ 18,355
Exploration and appraisal expenditure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	14,091	15,989		17,026
Upstream | Exploration and appraisal expenditure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	14,091	$ 15,989		$ 17,026
Minimum | Angola, Egypt, And Middle East [Member] [Domain] | Upstream | Exploration and appraisal expenditure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,000
Minimum | US - Gulf of Mexico; Canada; Brazil | Upstream | Exploration and appraisal expenditure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	2,000
Maximum | Angola, Egypt, And Middle East [Member] [Domain] | Upstream | Exploration and appraisal expenditure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	2,000
Maximum | US - Gulf of Mexico; Canada; Brazil | Upstream | Exploration and appraisal expenditure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 3,000

[1]	a Finance debt on the comparative balance sheet has been re-presented to align with the current period. See Note 1 for further information.